Interest-bearing loans and borrowings - Convertible Debt (Details)								2 Months Ended	3 Months Ended	12 Months Ended
	Aug. 16, 2019 USD ($) $ / shares	May 07, 2019 USD ($) $ / shares	Feb. 18, 2019 € / shares shares	Oct. 30, 2018 USD ($)	Sep. 27, 2018 USD ($) $ / shares shares	Oct. 30, 2017 USD ($) $ / shares	Apr. 14, 2015 € / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares		Dec. 31, 2017 USD ($) shares		Feb. 11, 2020 $ / shares	Nov. 29, 2019 $ / shares	Nov. 28, 2019 $ / shares	May 09, 2017 USD ($) shares	Dec. 31, 2016 shares	May 12, 2016 USD ($)	Apr. 27, 2016 USD ($) $ / shares	Apr. 14, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 14, 2015 USD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Other financial expenses										$ 0	$ 400,000	[1]	$ 0	[1],[2]
Number of warrants issued | shares			9,392,986
Exercise price (in dollars per share) | € / shares			€ 0.02
Convertible debt amendments								$ 322,000		$ 0	$ 265,000	[1]	$ 322,000	[1],[2]
Shares issued (in shares) | shares								80,024,707	80,024,707	95,587,146	94,732,539		80,024,707						75,030,078
2015 notes, 2018 notes, warrants
Disclosure of detailed information about borrowings [line items]
Conversion price (in dollars per share) | $ / shares																$ 6.80	$ 1.70
2015 convertible notes
Disclosure of detailed information about borrowings [line items]
Notional amount																								$ 12,000,000
Conversion ratio							0.5405405
Conversion price (in dollars per share) | (per share)					$ 1.70		€ 0.02																	$ 1.85
2016 convertible notes
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 1,000,000	$ 6,000,000													$ 160,000			$ 7,160,000.00
Other financial expenses				$ 400,000
Accrued interest																		$ 11,594
Conversion price (in dollars per share) | $ / shares						$ 2.25										9.00	2.25				$ 2.7126
Shares issued (in shares) | shares																		63,258
2019-1 notes
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 3,000,000.0
Conversion price (in dollars per share) | $ / shares		$ 1.21														4.84	1.21
2019-2 notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 5,000,000.0
Conversion price (in dollars per share) | $ / shares	$ 1.03															$ 4.12	$ 1.03
2018 convertible notes
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 4,500,000.0
Conversion price (in dollars per share) | $ / shares					$ 1.70
Subscription price (in dollars per share) | $ / shares					$ 1.00
Number of warrants issued | shares					1,800,000
Exercise price (in dollars per share) | $ / shares					$ 1.70
Convertible debt
Disclosure of detailed information about borrowings [line items]
Interest rate											7.00%
Market approach | 2015 convertible notes
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability																			0.2569				0.2426
Market approach | 2019-1 notes
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability		0.3122
Market approach | 2019-2 notes
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability	0.2536
Market approach | 2018 convertible notes
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability					0.2381
Financial liabilities at fair value through profit or loss | Convertible debt embedded derivative | 2015 convertible notes
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities																						$ 8,324,000	$ 6,091,000
Change in the fair value of convertible debt embedded derivative						$ 1,298,000
Decrease in borrowings						1,994,000			$ 1,103,000
Financial liabilities at fair value through profit or loss | Convertible debt embedded derivative | 2015 convertible notes following term extension
Disclosure of detailed information about borrowings [line items]
Change in the fair value of convertible debt embedded derivative						2,120,000
Financial liabilities at fair value through profit or loss | Convertible debt embedded derivative | 2016 convertible notes
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities																				$ 1,947,000
Financial liabilities at fair value through profit or loss | Convertible debt embedded derivative | 2019-1 notes
Disclosure of detailed information about borrowings [line items]
Change in the fair value of convertible debt embedded derivative		$ 989,000
Financial liabilities at fair value through profit or loss | Convertible debt embedded derivative | 2019-2 notes
Disclosure of detailed information about borrowings [line items]
Change in the fair value of convertible debt embedded derivative	$ 1,874,000
Financial liabilities at fair value through profit or loss | Convertible debt embedded derivative | 2018 convertible notes
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities																						$ 749,000
Change in the fair value of convertible debt embedded derivative					$ 1,366,000	3,788,000
Decrease in borrowings						$ 523,000
Major ordinary share transactions | 2016 convertible notes
Disclosure of detailed information about borrowings [line items]
Conversion price (in dollars per share) | $ / shares															$ 1.225

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.